Significant accounting policies (Details) € in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€) segment	Dec. 31, 2016 EUR (€) reporting_unit segment	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Jul. 31, 2015 m²
Significant Accounting Policies [Line Items]
Ownership percentage by noncontrolling owners	31.70%	31.70%
Amortization of intangible assets		€ 13,857	€ 30,030	€ 30,025
Land rent expense		€ 1,700	900
Number of reporting units | reporting_unit		3
Number of operating segments | segment	3	3
Advertising spend		€ 623,452	432,173	271,367
Prepaid marketing expenses	€ 3,400	€ 3,400	€ 3,800	€ 4,500
Minimum
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Maximum
Significant Accounting Policies [Line Items]
Property and equipment useful life		5 years
Intangible asset, useful life		7 years
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		36.00%	39.00%	32.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		31.00%	55.00%
Priceline.com | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		43.00%	27.00%	28.00%
Priceline.com | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		48.00%	21.00%
Düsseldorf, Germany | Office building
Significant Accounting Policies [Line Items]
Lease area | m²					26,107
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 3,750	€ 19,927	€ 19,927
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 1,410	€ 475	€ 191